Segment reporting (Tables)	6 Months Ended
Jun. 30, 2022
Segment reporting
Schedule of reportable segments for purposes of assessing performance

	For the three months ended June 30,
	2022			2021
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$260.8	$91.5	$352.3	$299.8	$47.3	$347.1

Expenses
Costs of sales	$41.7	$3.8	$45.5	$44.7	$2.6	$47.3
Depletion and depreciation	53.7	15.3	69.0	61.1	15.5	76.6
Segment gross profit	$165.4	$72.4	$237.8	$194.0	$29.2	$223.2

	For the six months ended June 30,
	2022			2021
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$524.0	$167.1	$691.1	$563.6	$92.4	$656.0

Expenses
Costs of sales	$82.2	$6.9	$89.1	$82.4	$5.5	$87.9
Depletion and depreciation	110.9	32.3	143.2	120.3	27.0	147.3
Segment gross profit	$330.9	$127.9	$458.8	$360.9	$59.9	$420.8

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Total segment gross profit	$237.8	$223.2	$458.8	$420.8

Other operating (income)/expenses
General and administrative expenses	$5.8	$5.4	$11.4	$9.6
Share-based compensation expense	-	5.0	4.3	7.0
Impairment and charges	-	7.5	-	7.5
Gain on sale of gold bullion	(0.2)	(0.6)	(1.5)	(1.2)
Depreciation	0.6	0.6	1.0	1.1
Foreign exchange loss (gain) and other expenses (income)	0.4	1.2	(5.8)	1.3
Income before finance items and income taxes	$231.2	$204.1	$449.4	$395.5

Finance items
Finance income	$2.8	$1.7	$3.5	$2.4
Finance expenses	(0.8)	(1.1)	(1.7)	(1.9)
Net income before income taxes	$233.2	$204.7	$451.2	$396.0